Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024

Pacer Swan SOS Conservative (December) ETF (PSCX)
Pacer Swan SOS Moderate (December) ETF (PSMD)
Pacer Swan SOS Flex (December) ETF (PSFD)
(each, a “Fund”)

Supplement dated October 15, 2021 to the Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”),
each dated December 23, 2020, as supplemented

Effective December 17, 2021, the name of each Fund is being changed as follows:

Old Name	New Name
Pacer Swan SOS Conservative (December) ETF	Pacer Swan SOS Conservative (January) ETF
Pacer Swan SOS Moderate (December) ETF	Pacer Swan SOS Moderate (January) ETF
Pacer Swan SOS Flex (December) ETF	Pacer Swan SOS Flex (January) ETF
All references in the Prospectus and SAI to the old names are revised to refer to the new names.
The investment period start date and investment period end date for each Fund is hereby revised as follows:

Fund	Investment Period Start	Investment Period End
Pacer Swan SOS Conservative (January) ETF	December 18, 2021	December 31, 2022
Pacer Swan SOS Moderate (January) ETF	December 18, 2021	December 31, 2022
Pacer Swan SOS Flex (January) ETF	December 18, 2021	December 31, 2022
Please retain this Supplement with your Prospectus and SAI for future reference.